FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		$ 406
Additions from the acquisition of Legacy Dole		29,574
Transfers out of Level 3 investments		(406)
Net realized and unrealized losses recognized in earnings	$ (3,835)	(286)
Plan contributions	458	1,210
Plan distributions	(4,306)	$ (950)
Balance at end of period	21,865
Realized losses	100
Unrealized losses	$ 3,700